Dividends	12 Months Ended
Dec. 31, 2019
Disclosure Cash Dividends [Abstract]
Dividends
Dividends
All dividends of the Company are made on a discretionary basis as determined by the Board. The Company declares and pays the dividends on its common shares in U.S. dollars. Dividends declared during the year were as follows:

	2019				2018
	Dividend		Dividend per share		Dividend		Dividend per share
Common shares		$277,835		$0.5512		$235,440		$0.5011
Series A preferred shares	C$	6,194	C$	1.2905	C$	5,400	C$	1.1250
Series D preferred shares	C$	5,068	C$	1.2671	C$	5,000	C$	1.2500